Leases - Operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease right-of-use assets, net	¥ 977	¥ 3,053
Operating lease liabilities - current	¥ 543	¥ 2,411
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities
Operating lease liabilities - non-current	¥ 232	¥ 133
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Liabilities, Noncurrent	Liabilities, Noncurrent
Total operating lease liabilities	¥ 775	¥ 2,544
Weighted average remaining lease term	1 year 3 months 14 days	1 year 18 days
Weighted average discount rate	3.10%	4.75%
Operating lease expenses	¥ 2,310	¥ 3,574	¥ 9,204
Short-term lease expenses	2,927	2,719	4,748
Total lease expenses	5,237	6,293	13,952
Cash paid for amounts included in the measurement of lease liabilities	1,908	3,666	8,749
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 895	¥ 2,123	¥ 4,225
Minimum
Leases
Lease term	1 year
Maximum
Leases
Lease term	3 years